Indebtedness to related parties, noncurrent (Details Narrative) - arago GmbH	1 Months Ended
	May 27, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Defined Benefit Plan Disclosure [Line Items]
Proceeds from related party debt	€ 1,918,047
Interest rate	6.00%
Maturity date	May 26, 2025
Related party balance		$ 2,395,219	€ 2,105,407